Segmented Information (Goodwill, Property, Plant And Equipment And Total Assets By Geographic Region) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	$ 1,725	$ 1,698
Property, Plant and Equipment	9,751	16,057
Total Assets	18,700	23,415
Canada [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	1,252	1,225
Property, Plant and Equipment	5,186	9,261
Total Assets	12,041	14,652
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	473	473
Property, Plant and Equipment	4,565	6,796
Total Assets	6,639	8,698
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 20	$ 65